Legal and administrative proceedings (Details Narrative) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 BRL (R$)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Estimated legal proceedings	$ 606	R$ 3,136
Guarantee obligations bank guarantee	4,700		$ 3,500
Pico Mine In Itabirito [Member]
IfrsStatementLineItems [Line Items]
Imposition of fines amounts	26
Mar Azul Mine In Nova Lima [Member]
IfrsStatementLineItems [Line Items]
Imposition of fines amounts	234
Gongo Soco Mine In Barao Dos Cocais [Member]
IfrsStatementLineItems [Line Items]
Imposition of fines amounts	93
Fabrica Mine In Congonhas [Member]
IfrsStatementLineItems [Line Items]
Imposition of fines amounts	$ 79